Schedule of Investments (unaudited) July 31, 2021	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.3%
BAE Systems PLC	58,959,491	$472,710,184
Huntington Ingalls Industries, Inc.	560,572	114,990,134
Raytheon Technologies Corp.	1,414,483	122,989,297

		710,689,615

Auto Components — 0.6%
Lear Corp.	734,292	128,486,414

Automobiles — 2.0%
General Motors Co.(a)	7,516,518	427,238,883

Banks — 11.1%
Bank of America Corp.	13,139,590	504,034,672
Citigroup, Inc.	10,246,256	692,851,831
First Citizens BancShares, Inc., Class A	144,996	113,472,420
JPMorgan Chase & Co.	1,779,619	270,110,572
Wells Fargo & Co.	16,793,641	771,499,867

		2,351,969,362

Beverages — 1.9%
Coca-Cola Co.	3,551,018	202,514,557
Constellation Brands, Inc., Class A	933,415	209,402,321

		411,916,878

Capital Markets — 5.5%
Apollo Global Management, Inc.	2,828,343	166,476,269
Charles Schwab Corp.	3,950,659	268,447,279
Intercontinental Exchange, Inc.	546,532	65,490,930
Morgan Stanley	4,527,790	434,577,284
Raymond James Financial, Inc.	1,830,288	236,985,690

		1,171,977,452

Chemicals — 1.4%
Corteva, Inc.	2,152,016	92,063,245
DuPont de Nemours, Inc.	807,575	60,608,504
PPG Industries, Inc.	874,214	142,951,473

		295,623,222

Communications Equipment — 2.8%
Cisco Systems, Inc.	10,530,953	583,098,868
Motorola Solutions, Inc.	18,268	4,090,570

		587,189,438

Consumer Finance — 0.8%
American Express Co.	50,482	8,608,695
Capital One Financial Corp.	1,044,750	168,936,075

		177,544,770

Containers & Packaging — 0.5%
Sealed Air Corp.	1,923,962	109,184,843

Diversified Financial Services — 0.8%
Equitable Holdings, Inc.	5,425,092	167,472,590

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	5,467,496	304,976,927

Electric Utilities — 1.6%
American Electric Power Co., Inc.	1,116,162	98,356,195
Edison International	2,678,935	146,001,958
Exelon Corp.	2,058,246	96,325,913

		340,684,066

Food Products — 1.1%
Danone SA	3,250,558	239,089,881

Health Care Equipment & Supplies — 4.9%
Alcon, Inc.	2,050,085	149,244,246

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Koninklijke Philips NV	4,689,257	$216,218,997
Medtronic PLC	3,032,006	398,132,708
Zimmer Biomet Holdings, Inc.	1,641,730	268,291,516

		1,031,887,467

Health Care Providers & Services — 8.0%
Anthem, Inc.	1,369,620	525,947,776
Cigna Corp.	1,063,156	243,983,670
CVS Health Corp.	3,088,155	254,340,446
Humana, Inc.	625,842	266,521,074
McKesson Corp.	554,432	113,009,875
UnitedHealth Group, Inc.	727,506	299,892,523

		1,703,695,364

Household Durables — 1.0%
Newell Brands, Inc.	3,885,258	96,160,136
Panasonic Corp.	9,603,600	115,964,073

		212,124,209

Industrial Conglomerates — 2.2%
General Electric Co.	26,249,121	339,926,117
Siemens AG, Registered Shares	887,570	138,490,219

		478,416,336

Insurance — 6.5%
Allstate Corp.	1,077,987	140,192,209
American International Group, Inc.	11,754,593	556,579,979
Arthur J. Gallagher & Co.	1,634,986	227,769,900
Fidelity National Financial, Inc.	4,089,989	182,454,409
First American Financial Corp.	511,304	34,415,872
MetLife, Inc.	4,205,101	242,634,328

		1,384,046,697

IT Services — 4.4%
Cognizant Technology Solutions Corp., Class A	4,682,293	344,289,004
Fidelity National Information Services, Inc.	2,321,198	345,974,562
Visa, Inc., Class A	964,253	237,582,297

		927,845,863

Machinery — 1.0%
Komatsu Ltd.	8,265,200	207,117,870

Media — 3.4%
Comcast Corp., Class A	7,663,129	450,821,879
Fox Corp., Class A	7,440,533	265,329,407
Fox Corp., Class B	62,070	2,063,207

		718,214,493

Multi-line Retail — 1.3%
Dollar General Corp.	1,174,997	273,351,302

Multi-Utilities — 2.8%
Ameren Corp.	1,451,311	121,794,019
CenterPoint Energy, Inc.	3,216,305	81,887,125
NiSource, Inc.	4,640,293	114,940,058
Public Service Enterprise Group, Inc.	4,286,115	266,724,936

		585,346,138

Oil, Gas & Consumable Fuels — 6.1%
BP PLC	86,362,393	346,660,814
ConocoPhillips	4,842,696	271,481,538
Enterprise Products Partners LP	16,959,821	382,783,160
Equinor ASA	5,799,830	112,975,968
Marathon Petroleum Corp.	3,426,530	189,212,987

		1,303,114,467

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 2.1%
Unilever PLC, ADR	7,831,828	$450,565,065

Pharmaceuticals — 5.4%
AstraZeneca PLC	3,561,453	409,246,110
Bayer AG, Registered Shares	5,380,174	320,545,342
Sanofi	4,104,673	423,081,805

		1,152,873,257

Professional Services — 0.7%
Leidos Holdings, Inc.	1,460,021	155,375,435

Road & Rail — 0.6%
Union Pacific Corp.	592,368	129,586,424

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.	659,290	110,378,332

Software — 3.1%
CDK Global, Inc.	2,225,348	106,794,451
Microsoft Corp.	610,988	174,076,591
Open Text Corp.	1,963,085	101,903,742
SS&C Technologies Holdings, Inc.	3,640,248	285,359,041

		668,133,825

Specialty Retail — 2.3%
Lowe’s Cos., Inc.	756,738	145,815,845
Ross Stores, Inc.	2,772,191	340,120,114

		485,935,959

Technology Hardware, Storage & Peripherals — 0.5%
Samsung Electronics Co. Ltd.	1,571,173	107,368,293

Security	Shares	Value

Tobacco — 1.5%
Altria Group, Inc.	2,683,785	$128,929,031
British American Tobacco PLC	4,900,591	182,264,699

		311,193,730

Wireless Telecommunication Services — 1.3%
Rogers Communications, Inc., Class B	5,236,826	267,298,076

Total Long-Term Investments — 94.4% (Cost: $14,579,219,750)		20,087,912,943

Short-Term Securities

Money Market Funds — 5.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(b)(c)	1,242,033,657	1,242,033,657

Total Short-Term Securities — 5.8% (Cost: $1,242,033,657)		1,242,033,657

Total Investments — 100.2% (Cost: $15,821,253,407)		21,329,946,600

Liabilities in Excess of Other Assets — (0.2)%		(47,045,111)

Net Assets — 100.0%		$21,282,901,489

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,226,706,825	$15,326,832	(a)	$—	$—	$—	$1,242,033,657	1,242,033,657	$17,819	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$237,979,431	$472,710,184	$—	$710,689,615
Auto Components	128,486,414	—	—	128,486,414
Automobiles	427,238,883	—	—	427,238,883
Banks	2,351,969,362	—	—	2,351,969,362
Beverages	411,916,878	—	—	411,916,878
Capital Markets	1,171,977,452	—	—	1,171,977,452
Chemicals	295,623,222	—	—	295,623,222
Communications Equipment	587,189,438	—	—	587,189,438
Consumer Finance	177,544,770	—	—	177,544,770
Containers & Packaging	109,184,843	—	—	109,184,843
Diversified Financial Services	167,472,590	—	—	167,472,590
Diversified Telecommunication Services	304,976,927	—	—	304,976,927
Electric Utilities	340,684,066	—	—	340,684,066
Food Products	—	239,089,881	—	239,089,881
Health Care Equipment & Supplies	666,424,224	365,463,243	—	1,031,887,467
Health Care Providers & Services	1,703,695,364	—	—	1,703,695,364
Household Durables	96,160,136	115,964,073	—	212,124,209
Industrial Conglomerates	339,926,117	138,490,219	—	478,416,336
Insurance	1,384,046,697	—	—	1,384,046,697
IT Services	927,845,863	—	—	927,845,863
Machinery	—	207,117,870	—	207,117,870
Media	718,214,493	—	—	718,214,493
Multi-line Retail	273,351,302	—	—	273,351,302
Multi-Utilities	585,346,138	—	—	585,346,138
Oil, Gas & Consumable Fuels	843,477,685	459,636,782	—	1,303,114,467
Personal Products	450,565,065	—	—	450,565,065
Pharmaceuticals	—	1,152,873,257	—	1,152,873,257
Professional Services	155,375,435	—	—	155,375,435
Road & Rail	129,586,424	—	—	129,586,424
Semiconductors & Semiconductor Equipment	110,378,332	—	—	110,378,332
Software	668,133,825	—	—	668,133,825
Specialty Retail	485,935,959	—	—	485,935,959
Technology Hardware, Storage & Peripherals	—	107,368,293	—	107,368,293
Tobacco	128,929,031	182,264,699	—	311,193,730
Wireless Telecommunication Services	267,298,076	—	—	267,298,076
Short-Term Securities
Money Market Funds	1,242,033,657	—	—	1,242,033,657

	$17,888,968,099	$3,440,978,501	$—	$21,329,946,600

Portfolio Abbreviation

ADR	American Depositary Receipt

SCHEDULES OF INVESTMENTS	3